Notes Payable (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Unsecured notes payable-in default
(a) Notes payable-in default	$ 1,639,000	$ 1,699,000	$ 1,639,000
(b) Notes payable issued by BST-in default	310,000	475,000	475,000
(c) Note payable-PPP loan	177,000	313,000	0
(d) Note payable-EID loan	150,000	150,000	0
Secured notes payable
Notes payable	29,000	128,000	272,000
Total notes payable principal outstanding	2,305,000	2,765,000	2,386,000
Debt discount	0	(52,000)	0
Less current portion of notes payable	(1,978,000)	(2,250,000)	(2,238,000)
Long term notes payable	$ 327,000	$ 463,000	$ 148,000